Debt - Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Debt Disclosure [Abstract]
Revolving credit (uncollateralized)	$ 6,807	$ 8,494
5.6% to 7.9% mortgage notes due in installments through 2027	36,012	40,191
Long-term debt, current and non-current	42,819	48,685
Less portion due within one year	4,455	4,180
Total long term debt	$ 38,364	$ 44,505